Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Provisions related to expected credit losses (IFRS 9, Financial Instruments)	$ 294	$ 328	$ 350
Provisions related to Credit Suisse loan commitments (IFRS 3, Business Combinations)	1,367	1,667	1,924
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	5,013	5,136	6,144
Acquisition-related contingent liabilities (IFRS 3, Business Combinations)	2,619	3,945	3,993
Restructuring, real-estate and other provisions (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	1,382	1,216	2,123
Total provisions and contingent liabilities	9,293	11,076	12,412
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	$ 3,630	$ 3,920	$ 4,020